INTANGIBLE ASSETS (Tables)	6 Months Ended
Jun. 30, 2026
Intangible Asset, Goodwill and Other [Abstract]
SCHEDULE OF INTANGIBLE ASSETS

Intangible assets consisted of the following:

	June 30, 2026	December 31, 2025
GOTV.com domain	$119,961	$119,961
Advocacy Lab domain and customer list	45,000	45,000
Govtext customer list and contracts	30,000	—
Less: accumulated amortization	(52,905)	(20,411)
Total intangible assets, net	$142,056	$144,550